SCHEDULE OF FAIR VALUE MEASUREMENT INPUTS AND VALUATION TECHNIQUES (Details)							9 Months Ended	11 Months Ended
	Sep. 12, 2022 USD ($) $ / shares	Aug. 08, 2022 USD ($) $ / shares	Jul. 16, 2022 USD ($) $ / shares	May 24, 2022 USD ($) $ / shares	Apr. 01, 2022 USD ($) $ / shares	Aug. 13, 2021	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of Sponsor Working Capital Loan | $	$ 35,400	$ 13,600	$ 7,000	$ 13,000	$ 23,000		$ 96,200
Private placement warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants								$ 0.49
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of completing a Business Combination						9.18		9.97
Unit price	$ 10.12	$ 10.1	$ 10.1	$ 10.08	$ 10.38		$ 10.21
Measurement Input, Share Price [Member] | Private placement warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of completing a Business Combination								9.97
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of completing a Business Combination						11.5		11.5
Measurement Input, Exercise Price [Member] | Private placement warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of completing a Business Combination								11.5
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term	2 months 12 days	3 months 18 days	3 months 18 days	4 months 24 days	6 months	6 years	1 month 6 days	5 years 7 months 9 days
Measurement Input, Expected Term [Member] | Private placement warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term								5 years 7 months 6 days
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of completing a Business Combination	5.2	1.4	5.9	5.5	14	25	13.2	9.5
Measurement Input, Price Volatility [Member] | Private placement warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of completing a Business Combination								9.5
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of completing a Business Combination	2.9	2.7	2.5	1.2	1.1	0.08	2.9	1.26
Measurement Input, Risk Free Interest Rate [Member] | Private placement warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of completing a Business Combination								1.3
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Measurement Input Probability Of Completing Business Combination [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of completing a Business Combination	20	16	20	20	20	80	20	90
Measurement Input Probability Of Completing Business Combination [Member] | Private placement warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of completing a Business Combination								90
Measurement Input, Conversion Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Conversion price	$ 10	$ 10	$ 10	$ 10	$ 10		$ 10
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of completing a Business Combination	5.7	6.3	8.5	9.8	9.8		8.9